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[SECURITY BENEFIT LOGO]

May 10, 2012

VIA EDGARLINK
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	SBL Variable Annuity Account XIV
1940 Act Registration Number: 811-10011
1933 Act Registration Numbers: 333-41180 and 333-120399
CIK: 0001116625
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), SBL Variable Annuity Account XIV, a unit investment trust registered under the Act, mailed to its contract owners the annual or semi-annual report(s) for the underlying management investment companies listed below. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following annual or semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
Advantage Funds, Inc.	0000914775	May 1, 2012
AIM Counselor Series Trust (Invesco Counselor Series Trust)	0001112996	May 7, 2012
AIM Investment Securities Funds (Invesco Investment Securities Funds)	0000842790	May 7, 2012
Neuberger Berman Equity Funds	0000044402	May 4, 2012
Oppenheimer Developing Markets Fund	0001015986	April 25, 2012
Prudential Jennison Mid-Cap Growth Fund, Inc.	0001022624	April 27, 2012

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Vice President and Associate General Counsel
Security Benefit Life Insurance Company

One Security Benefit Place * Topeka, Kansas 66636-0001